Note 3 - Acquisition - Summary of the Estimated Fair Value of Assets Acquired and Liabilities Assumed at the Acquisition Date (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Sep. 08, 2017
Estimated goodwill	$ 28,616	$ 25,203
Benchmark Bancorp, Inc. [Member]
Cash and cash equivalents			$ 6,092
Restricted stock			472
Loans, including loans held for sale			98,804
Premises and equipment			2,483
Core deposit intangible asset			493
Other real estate owned			141
Other assets, including accrued interest receivable			5,342
Total assets acquired			113,827
Deposits			95,545
Other liabilities			2,661
Total liabilities assumed			98,206
Net identifiable assets			15,621
Estimated goodwill			15,131
Total cash paid			$ 30,752